Provision for Income taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
Effective income tax rate (as a percent)	134.80%	(261.40%)	64.30%
Effective income tax rate reconciliation, change in enacted tax rate, amount	$ 15,518	$ 0	$ 0
Net operating loss carryforwards in certain foreign jurisdictions	181,100
Foreign tax credit carryforwards	92,734	81,510
Research and development credit carryforwards	31,251	31,251
Alternative minimum tax credit carryforwards	5,575	5,055
Valuation allowance for deferred tax assets	$ 222,049	276,230
Change in ownership percentage, minimum (as a percent)	50.00%
Period of ownership percentage change	3 years
Unrecognized tax benefits	$ 20,500	18,200	14,900
Potential interest expense and penalties	$ 4,300	3,000	3,000
State income tax returns, period subject to examination, low end of range	3 years
State income tax returns, period subject to examination, high end of range	5 years
State income tax examination period after formal notification (up to)	1 year
Maximum reasonably possible decrease in unrecognized tax benefits	$ 9,000
Tax Cuts and Jobs Act of 2017, incomplete accounting, change in tax rate, provisional income tax expense (benefit)	15,500
Tax Cuts and Jobs Act of 2017, incomplete accounting, transition tax for accumulated foreign earnings, provisional income tax expense (benefit)	10,100
U.S. Federal
Operating Loss Carryforwards [Line Items]
Effective income tax rate reconciliation, change in enacted tax rate, amount	15,500
U.S. federal net operating loss carryforwards	118,300
Valuation allowance for deferred tax assets		$ 119,800	$ 65,500
Foreign
Operating Loss Carryforwards [Line Items]
Effective income tax rate reconciliation, change in enacted tax rate, amount	(3,100)
Net operating loss carryforwards, not subject to expiration	148,000
Net operating loss carryforwards, subject to expiration	7,700
Secretariat of the Federal Revenue Bureau of Brazil | Tax Special Regularization Program (The PERT Program) Pursuant To Brazil Provisional Measure No. 783
Operating Loss Carryforwards [Line Items]
Income tax expense (benefit), continuing operations, adjustment of deferred tax (asset) liability	15,200
Income tax examination, penalties expense	1,800
Income tax examination, interest expense	$ 2,400